UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

Money Market Portfolio

Municipal Money Market Portfolio

New Jersey Municipal Money Market Portfolio

North Carolina Municipal Money Market Portfolio

Ohio Municipal Money Market Portfolio

Pennsylvania Municipal Money Market Portfolio

U.S. Treasury Money Market Portfolio

Virginia Municipal Money Market Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York,

NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2010

Date of reporting period: 12/31/2009

Item 1	–	Schedule of Investments

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Euro — 0.9%
Credit Industriel et Commercial, London,
0.40%, 3/18/10	$12,000	$12,000,126
Yankee — 36.5%
Abbey National Treasury Services Plc, Connecticut:
0.53%, 7/20/10(a)	11,735	11,735,000
0.25%, 11/17/10(a)	10,500	10,500,000
Banco Bilbao Vizcaya Argentaria S.A., New York:
0.28%, 1/25/10	10,000	10,000,033
0.22%, 2/17/10	8,500	8,500,056
0.32%, 12/13/10(a)	4,500	4,500,000
Bank of Montreal, Chicago, 0.26%, 1/25/10	13,000	13,000,000
Bank of Nova Scotia, Houston:
0.21%, 1/14/10	14,500	14,500,000
0.30%, 4/01/10	10,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.25%, 1/26/10	6,000	6,000,000
0.25%, 2/02/10	10,000	10,000,000
0.23%, 3/22/10	8,145	8,145,000
0.22%, 3/30/10	12,000	12,000,000
Barclays Bank Plc, New York:
0.65%, 2/26/10	15,000	15,000,000
0.57%, 3/24/10	15,000	15,000,000
BNP Paribas, New York:
0.47%, 1/08/10	10,000	10,000,000
0.45%, 1/19/10	15,200	15,200,000
0.21%, 2/08/10	8,000	8,000,000
0.22%, 2/23/10	15,000	15,000,000
0.32%, 5/04/10	4,000	4,000,000
Canadian Imperial Bank of Commerce, New York,
0.26%, 1/29/10	14,200	14,200,055
Dexia Credit Local, New York - GTD, 0.53%,
1/19/10(b)	21,000	21,000,000
Fortis Bank SA N.V., New York, 0.29%, 2/16/10	12,000	12,000,000
Lloyds TSB Bank Plc, New York:
0.22%, 1/11/10	14,000	14,000,000
0.21%, 1/19/10	10,000	10,000,000
0.25%, 1/22/10	15,000	15,000,000
Rabobank Nederland N.V., New York:
1.05%, 4/30/10	15,000	15,037,053
0.25%, 6/25/10(a)	12,000	12,000,000
Royal Bank of Scotland Plc, Connecticut,
0.51%, 5/18/10(a)	13,000	13,000,000
Societe Generale, New York:
0.44%, 1/11/10	15,500	15,500,000
0.26%, 6/07/10(a)	12,000	12,000,000
Svenska Handelsbanken AB, New York,
0.23%, 1/25/10	15,000	15,000,100
Toronto Dominion Bank, New York,
0.24%, 11/05/10(a)	10,000	10,000,000
UBS A.G., Stamford:
0.36%, 1/06/10	12,000	12,000,000
0.35%, 1/15/10	12,000	12,000,000
0.27%, 2/09/10	10,000	10,000,000
0.27%, 3/15/10	15,000	15,000,000
Unicredit SpA, New York:
0.45%, 1/29/10	9,000	9,000,000
0.41%, 2/16/10	13,000	13,000,000
Westpac Banking Corp., New York:
0.28%, 10/19/10(a)	8,655	8,655,000
0.29%, 10/21/10(a)	8,865	8,865,000
		468,337,297
Total Certificates of Deposit — 37.4%		480,337,423
Commercial Paper
ANZ National International Ltd., London,
0.32%, 1/25/10(c)	12,000	11,997,440
Atlantis One Funding Corp.:
0.21%, 3/04/10(c)	14,300	14,294,828
0.23%, 3/09/10(c)	15,250	15,243,472
Barton Capital Corp.:
0.25%, 2/11/10(c)	16,000	15,995,445
0.25%, 2/23/10(c)	15,000	14,994,479
BPCE SA, 0.27%, 1/11/10(c)	13,000	12,999,025
Cancara Asset Securitisation LLC:
0.25%, 1/21/10(c)	15,000	14,997,917
0.27%, 2/17/10(c)	10,000	9,996,475
CBA Delaware Finance, Inc., 0.20%, 2/12/10(c)	15,000	14,996,500
Citigroup Funding, Inc., 0.18%, 1/22/10(c)	15,000	14,998,425
Clipper Receivables Co. LLC:
0.21%, 2/22/10(c)	6,787	6,784,941
0.28%, 1/21/10(c)	15,000	14,997,667
0.26%, 3/01/10(c)	15,000	14,993,608
DNB NOR Bank ASA:
0.44%, 1/15/10(c)	13,000	12,997,776
0.33%, 4/06/10(c)	10,000	9,991,292
Erasmus Capital Corp.,
0.30%, 1/05/10(c)	12,000	11,999,600
Mont Blanc Capital Corp.,
0.21%, 2/04/10(c)	12,200	12,197,580
Nordea North America, Inc.,
0.23%, 1/28/10(c)	15,000	14,997,413
Rabobank USA Financial Corp.,
0.39%, 1/14/10(c)	16,000	15,997,747
San Paolo IMI U.S. Financial Co.,
0.17%, 1/29/10(c)	12,000	11,998,413

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tender
	AMT	Alternative Minimum Tax (subject to)	PCRB	Pollution Control Revenue Bonds
	BAN	Bond Anticipation Notes	PUTTERS	Puttable Tax-Exempt Receipts
	BHAC-CR	Berkshire Hathaway Assurance	RAN	Revenue Anticipation Notes
		Corp.-Custodial Receipts	RB	Revenue Bonds
	COP	Certificates of Participation	ROC	Reset Option Certificates
	GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase Agreement
	GTD	Guaranteed	SPEARS	Short Puttable Exempt Adjustable
	HFA	Housing Finance Agency		Receipts
	IDA	Industrial Development Authority	TAN	Tax Anticipation Notes
	IDRB	Industrial Development Revenue	TECP	Tax-Exempt Commercial Paper
		Bonds	TRAN	Tax Revenue Anticipation Notes
	LOC	Letter of Credit	VRDN	Variable Rate Demand Notes
	MB	Municipal Bonds

DECEMBER 31, 2009	1

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper
Scaldis Capital LLC,
0.28%, 1/29/10(c)	$12,300	$12,297,321
Societe Generale North America, Inc.:
0.01%, 1/04/10(c)	19,395	19,394,984
0.24%, 3/16/10(c)	15,000	14,992,754
Solitaire Funding LLC,
0.27%, 2/24/10(c)	15,000	14,993,925
Surrey Funding Corp.:
0.23%, 1/19/10(c)	15,000	14,998,275
0.23%, 2/12/10(c)	12,800	12,796,565
Sydney Capital Corp.,
0.62%, 3/16/10(c)	4,500	4,494,265
Unicredit Bank Ireland, PLC,
0.24%, 1/04/10(c)	11,036	11,035,779
Westpac Trust Securities, New Zealand,
0.36%, 11/05/10(a)(d)	11,700	11,700,000
Total Commercial Paper — 29.9%		384,173,911
Corporate Notes
Commonwealth Bank of Australia,
0.30%, 11/22/10(a)(d)	7,500	7,500,000
HSBC Bank Middle East Ltd.,
0.48%, 4/22/10(a)	6,000	6,000,000
KBC Bank N.V., New York,
0.90%, 2/01/10(b)	9,570	9,570,000
Procter & Gamble International Funding SCA,
0.29%, 5/07/10(a)	41,000	41,000,000
Rabobank Nederland N.V.,
0.28%, 4/07/10(b)(d)	18,700	18,700,000
Total Corporate Notes — 6.4%		82,770,000
Master Notes (b) — 2.4%
Banc of America Securities LLC,
0.21%, 1/04/10	30,250	30,250,000
Municipal Bonds (b)
Massachusetts Bay Transportation Authority RB (General Transportation System Project) Series 2000 VRDN (Dexia Credit Local SBPA),
0.27%, 1/07/10	7,000	7,000,000
Park Village Assisted Living LLC (Bank One N.A. LOC),
0.49%, 1/07/10	6,325	6,325,000
Savannah College Georgia RB (Art & Design Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.31%, 1/07/10	5,900	5,900,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (Bank One N.A. LOC),
0.28%, 1/07/10	14,800	14,800,000
Total Municipal Bonds — 2.6%		34,025,000
U.S. Government Sponsored Agency Obligations (a)
Fannie Mae Variable Rate Notes,
0.23%, 8/05/10	10,075	10,072,828
Federal Home Loan Bank Variable Rate Notes
0.67%, 2/05/10	10,610	10,610,000
0.76%, 2/26/10	11,130	11,130,000
0.13%, 7/09/10	18,290	18,288,099
0.23%, 10/08/10	12,000	11,997,228
Freddie Mac Variable Rate Notes
0.18%, 7/14/10	11,000	10,997,959
0.24%, 8/24/10	8,680	8,680,240
0.30%, 2/14/11	42,190	42,182,577
0.16%, 5/05/11	25,000	24,989,891
Total U.S. Government Sponsored Agency Obligations — 11.6%		148,948,822
U.S. Treasury Obligations (c)
U.S. Treasury Bills
0.15%, 6/17/10	15,000	14,989,493
0.55%, 7/01/10	16,000	15,956,158
0.31%, 7/15/10	28,000	27,952,983
0.39%, 7/15/10	29,300	29,238,897
0.47%, 7/29/10	3,500	3,490,450
0.32%, 8/26/10	7,000	6,985,484
Total U.S. Treasury Obligations — 7.7%		98,613,465
Repurchase Agreements — 2.0%
Barclays Capital, Inc.,
0.00%, 1/04/10	25,521	25,521,000
(Purchased on 12/31/09 to be repurchased at $25,521,000, collateralized by U.S. Treasury Note, 0.88% due at 2/28/11, par and fair value of $25,878,300, $26,031,471, respectively)
Total Investments (Cost — $1,284,639,621*) — 100.0%		1,284,639,621
Liabilities in Excess of Other Assets — 0.0%		(217,168)
Net Assets — 100.0%		$1,284,422,453

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c)	Rate shown reflects the discount rate at the time of purchase.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

2	DECEMBER 31, 2009

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$1,284,639,621
Level 3	—

Total	$1,284,639,621

[1]	See above Schedule of Investments for values in each security type.

DECEMBER 31, 2009	3

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations(a)
U.S. Treasury Bills
0.29%, 1/07/10	$25,000	$24,998,812
0.29%, 1/21/10	15,000	14,997,625
0.28%, 1/28/10	5,000	4,998,969
0.27%, 2/18/10	5,000	4,998,200
0.24%, 3/04/10	6,000	5,997,525
0.21%, 4/01/10	9,000	8,995,388
0.17%, 4/22/10	10,000	9,994,758
0.17%, 5/06/10	11,000	10,993,507
0.17%, 5/13/10	5,000	4,996,975
0.15%, 6/03/10	5,000	4,996,813
0.45%, 6/03/10	5,000	4,990,544
0.45%, 6/17/10	6,000	5,987,614
0.53%, 7/01/10	8,000	7,978,883
0.39%, 7/15/10	9,000	8,981,231
0.25%, 8/26/10	6,500	6,489,195
0.27%, 8/26/10	3,000	2,994,677
0.41%, 9/23/10	5,000	4,985,094
0.38%, 10/21/10	5,000	4,984,740
0.32%, 11/18/10	6,250	6,232,445
0.41%, 12/16/10	6,000	5,976,152

Total U.S. Treasury Obligations — 37.7%		155,569,147

Repurchase Agreements
Barclays Capital, Inc.,
0.12%, 1/11/10	30,000	30,000,000
(Purchased on 11/02/09 to be repurchased at $30,007,000, collateralized by U.S. Treasury Note, 1.88% due at 4/30/14, par and fair value of $31,055,000, $30,600,030, respectively)
Barclays Capital, Inc.,
0.00%, 1/04/10	20,000	20,000,000
(Purchased on 12/31/09 to be repurchased at $20,000,000, collateralized by U.S. Treasury Note, 0.88% due at 2/28/11, par and fair value of $20,280,000, $20,400,035, respectively)
Deutsche Bank Securities Inc.,
0.12%, 1/07/10	15,000	15,000,000
(Purchased on 10/07/09 to be repurchased at $15,004,600, collateralized by U.S. Treasury Note, 3.38% due at 6/30/13, par and fair value of $14,536,840, $15,300,024, respectively)
Deutsche Bank Securities Inc.,
0.00%, 1/04/10	45,993	45,993,000
(Purchased on 12/31/09 to be repurchased at $45,993,013, collateralized by U.S. Treasury Note, 3.38% due at 6/30/13, par and fair value of $44,572,860, $46,912,935, respectively)
HSBC Securities (USA) Inc.,
0.00%, 1/04/10	21,000	21,000,000

(Purchased on 12/31/09 to be repurchased at $21,000,000, collateralized by U.S. Treasury Obligations, 0.00% due from 2/15/11 to 5/15/36, aggregate par and fair value of $50,938,106, $21,422,746, respectively)

JPMorgan Securities Inc.,
0.00%, 1/04/10	25,000	25,000,000
(Purchased on 12/31/09 to be repurchased at $25,000,000, collateralized by U.S. Treasury Bond, 8.87% due at 2/15/19, par and fair value of $17,760,000, $25,503,559, respectively)
Morgan Stanley & Co. Inc.,
0.04%, 1/11/10	12,000	12,000,000
(Purchased on 12/22/09 to be repurchased at $12,000,267, collateralized by U.S. Treasury Strip, 0.00% due at 11/15/22, par and fair value of $21,958,000, $12,240,048, respectively)
RBS Securities Inc.,
0.08%, 1/21/10	15,000	15,000,000
(Purchased on 12/23/09 to be repurchased at $15,000,967, collateralized by U.S. Treasury Note, 0.88% due at 3/31/11, par and fair value of $15,230,000, $15,302,976, respectively)
RBS Securities Inc.,
0.00%, 1/04/10	20,000	20,000,000
(Purchased on 12/31/09 to be repurchased at $20,000,000, collateralized by U.S. Treasury Note, 0.88% due at 3/31/11, par and fair value of $20,305,000, $20,402,294, respectively)
UBS Securities LLC,
0.12%, 1/07/10	15,000	15,000,000
(Purchased on 10/07/09 to be repurchased at $15,004,600, collateralized by U.S. Treasury Note, 1.00% due at 12/31/11, par and fair value of $15,330,000, $15,304,858, respectively)
UBS Securities LLC,
0.11%, 1/25/10	15,000	15,000,000
(Purchased on 10/23/09 to be repurchased at $15,004,308, collateralized by U.S. Treasury Note, 1.00% due at 12/31/11, par and fair value of $15,330,000, $15,304,858, respectively)
UBS Securities LLC,
0.00%, 1/04/10	20,000	20,000,000
(Purchased on 12/31/09 to be repurchased at $20,000,000, collateralized by U.S. Treasury Note, 1.00% due at 12/31/11, par and fair value of $20,435,000, $20,401,486, respectively)
Total Repurchase Agreements — 61.6%		253,993,000

Total Investments (Cost — $409,562,147*) — 99.3%		409,562,147
Other Assets in Excess of Liabilities — 0.7%		2,983,733

Net Assets — 100.0%		$412,545,880

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

4	DECEMBER 31, 2009

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1	—
Level 2[1]	$409,562,147
Level 3	—

Total	$409,562,147

[1]	See above Schedule of Investments for values in each security type.

DECEMBER 31, 2009	5

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Arizona — 2.7%
Ak-Chin Indian Community RB Series 2008 VRDN (Bank of America N.A. LOC),
0.25%, 1/07/10(a)	$1,000	$1,000,000
Arizona Transportation Board RB (Maricopa County Regional Area Road Fund Project) Series 2009 MB,
3.00%, 7/01/10	1,000	1,012,869
Mesa GO Series 2009 MB,
4.00%, 7/01/10	1,800	1,830,044
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC),
0.25%, 1/07/10(a)	2,600	2,600,000

		6,442,913

Arkansas — 1.2%
Bentonville Tax RB Series 2009 MB,
2.00%, 11/01/10	810	819,718
Fort Smith Sales & Use Tax RB Series 2010 MB,
2.00%, 9/01/10	100	100,906
Little Rock Residential Housing & Public Facilities Board Capital Improvement RB (Park Systems Project) Series 2001 VRDN (Bank of America N.A. LOC),
0.35%, 1/07/10(a)(b)	1,550	1,550,000
University of Arkansas RB (UALR Campus Project) Series 2009 MB,
2.00%, 10/01/10	500	504,269

		2,974,893

California — 4.3%
California Communities Note Program RB Series 2009 TRAN,
2.00%, 6/30/10	1,300	1,307,305
California School Cash Reserve Program Authority RB Series 2009-10A TRAN,
2.50%, 7/01/10	3,000	3,028,085
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.32%, 1/07/10(a)(b)(c)	3,000	3,000,000
Los Angeles GO Series 2009 TRAN,
2.50%, 6/30/10	2,000	2,016,625
San Francisco City & County Airports Commission RB Series 2009A MB,
0.75%, 9/15/10	1,000	1,000,000

		10,352,015

Colorado — 7.0%
Colorado Educational & Cultural Facilities Authority RB (Parker & Denver High Schools Project) Series 2006 VRDN (Bank of America N.A. LOC),
0.29%, 1/04/10(a)	10,315	10,315,000
Colorado HFA RB Series 2003B-3 AMT VRDN (Federal Home Loan Bank SBPA),
0.27%, 1/07/10(a)	5,000	5,000,000
Southglenn Metropolitan District RB Series 2007 VRDN (BNP Paribas LOC),
0.25%, 1/07/10(a)	1,500	1,500,000

		16,815,000

Connecticut — 0.8%
Connecticut Health & Educational Facility Authority RB (Greenwich Hospital Project) Series 2008C VRDN (Bank of America N.A. LOC),
0.24%, 1/07/10(a)	1,900	1,900,000

Florida — 12.0%
Escambia County Solid Waste Disposal RB (Gulf Power Co. Project) Series 2009 MB,
1.75%, 4/21/10(a)	1,500	1,500,000
Florida Housing Finance Corp. RB (Boynton Bay Apartments Project) Series 2007 AMT VRDN (Citibank N.A. LOC),
0.33%, 1/07/10(a)	4,390	4,390,000
Florida Housing Finance Corp. RB (Wexford Apartments Project) Series 2003P AMT VRDN (Citibank N.A. LOC),
0.30%, 1/07/10(a)	3,000	3,000,000
Florida Hurricane Catastrophe Fund RB Series 2008 ROC-RR-II-R-11549 VRDN (Citibank N.A. Liquidity Facility),
0.23%, 1/07/10(a)(b)(c)	1,690	1,690,000
Miami Health Facilities Authority RB (Catholic Health East Systems Project) Series 2009 VRDN (Bank of New York LOC),
0.22%, 1/07/10(a)	4,200	4,200,000
Palm Beach County RB (Morse Obligation Group Project) Series 2003 VRDN (TD Bank N.A. LOC),
0.23%, 1/07/10(a)	800	800,000
Palm Beach County RB (Pine Crest Preparatory Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.25%, 1/07/10(a)	9,000	9,000,000
Pasco County School Board COP Series 2008C VRDN (Bank of America N.A. LOC),
0.23%, 1/07/10(a)	2,200	2,200,000
Wauchula IDRB (Hardee County Center Project) Series 1993 VRDN (JPMorgan Chase Bank LOC),
0.23%, 1/07/10(a)	2,275	2,275,000

		29,055,000

Georgia — 0.5%
Burke County Development Authority PCRB (Georgia Power Co. Plant Vogtle Project) Series 1995 VRDN,
0.20%, 1/04/10(a)	1,000	1,000,000
Georgia GO Series 2000D MB,
5.25%, 10/01/10	250	259,049

		1,259,049

Illinois — 11.9%
Chicago GO Series 2007 ROC-RR-II-R-745PB VRDN (AGM Insurance, PB Capital Corp. Liquidity Facility),
0.27%, 1/07/10(a)(b)	15,465	15,465,000
Illinois Finance Authority RB (Evanston Northwestern Healthcare Corp. Project) Seies 2001B VRDN (JPMorgan Chase Bank SBPA),
0.23%, 1/04/10(a)	3,500	3,500,000
Illinois Finance Authority RB (Evanston Northwestern Healthcare Corp. Project) Series 2001C VRDN (JPMorgan Chase Bank SBPA),
0.18%, 1/04/10(a)	800	800,000
Illinois Finance Authority RB (University of Chicago Medical Center Projects) Series 2009D-1 VRDN (Bank of America N.A. LOC),
0.18%, 1/04/10(a)	2,800	2,800,000
Illinois GO Series 2003B VRDN (DEPFA Bank Plc SBPA),
2.55%, 1/07/10(a)	5,200	5,200,000
Regional Transit Authority RB Series 2005-B1 VRDN (RTA Guaranty),
0.70%, 9/30/10(a)	1,000	1,000,000

		28,765,000

Indiana — 0.4%
Indiana Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2008E-8 MB,
0.33%, 6/15/10	1,000	1,000,000

6	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Iowa — 0.6%
Iowa Finance Authority Senior Revenue Anticipation Notes (Iowa School Project) Series 2009A RAN,
2.50%, 6/23/10	$350	$353,216
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 VRDN (Wells Fargo Bank N.A. LOC),
0.31%, 1/07/10(a)	1,000	1,000,000

		1,353,216

Kansas — 0.2%
Wichita GO Series 2009 TAN,
0.75%, 8/19/10	500	500,468

Kentucky — 3.3%
Kentucky Public Energy Authority Gas Supply RB Series 2006A VRDN,
0.20%, 1/07/10(a)	8,000	8,000,000

Maryland — 2.7%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC),
0.32%, 1/07/10(a)	1,255	1,255,000
Maryland Community Development Administration Department of Housing & Community Development RB (Residential Project) Series 2003C AMT VRDN (State Street Bank & Trust Co. SBPA),
0.26%, 1/07/10(a)	4,200	4,200,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999B VRDN (Manufacturers and Traders Trust Co. LOC),
0.32%, 1/07/10(a)	1,125	1,125,000

		6,580,000

Michigan — 1.2%
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2008B-1 VRDN,
0.25%, 1/07/10(a)	900	900,000
Michigan Housing Development Authority Multi-Family Housing RB (Berrien Woods III Project) Series 2000A AMT VRDN (Citibank N.A. LOC),
0.30%, 1/07/10(a)	300	300,000
Michigan State University RB Series 1998A-2 VRDN (Northern Trust Co. SBPA),
0.17%, 1/07/10(a)	700	700,000
Michigan Strategic Fund Ltd. Obligation RB (Continental Carbonic Products, Inc. Project) Series 2007 AMT VRDN (JPMorgan Chase Bank LOC),
0.27%, 1/07/10(a)	1,000	1,000,000

		2,900,000

Mississippi — 1.7%
Mississippi Business Finance Corp. Mississippi Solid Waste Disposal RB (Mississippi Power Co. Project) Series 1998 AMT VRDN,
0.25%, 1/04/10(a)	4,200	4,200,000

Missouri — 0.8%
Missouri State Health & Educational Facilities Authority RB (St. Louis University Project) Series 2003A VRDN (U.S. Bank N.A. SBPA),
0.20%, 1/04/10(a)	265	265,000
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC),
0.38%, 1/07/10(a)	1,745	1,745,000

		2,010,000

Nevada — 1.3%
Clark County Airport System Subordinate Lien RB Series 2009A RAN,
2.50%, 7/15/10	3,000	3,026,271

New Jersey — 3.7%
Essex County Improvement Authority RB (Pooled Governmental Loan Program Project) Series 1986 VRDN (Wachovia Bank N.A. LOC),
0.19%, 1/07/10(a)	300	300,000
New Jersey Economic Development Authority RB Series 2009A RAN,
2.50%, 6/18/10	2,500	2,523,014
New Jersey GO Series 2009 TRAN,
2.50%, 6/24/10	4,000	4,037,487
Old Bridge Township GO Series 2009 BAN,
2.00%, 10/19/10	1,000	1,010,289
Readington Township GO Series 2009 BAN,
1.50%, 2/04/10	1,000	1,000,702

		8,871,492

New Mexico — 1.2%
New Mexico Mortgage Finance Authority Single Family Mortgage RB Series 2009 AMT VRDN (Federal Home Loan Bank Insurance),
1.03%, 1/12/10(a)	3,000	3,000,000

New York — 5.1%
Erie County Fiscal Stability Authority RB Series 2009A BAN,
2.00%, 5/19/10	2,500	2,510,303
Guilderland Central School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.50%, 6/18/10	1,000	1,003,424
Hyde Park Central School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.50%, 6/25/10	690	690,070
Nassau County Industrial Development Agency RB (Clinton Plaza Senior Housing Project) Series 2004 VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Facility),
0.45%, 1/07/10(a)	100	100,000
New York City GO Series 2008K VRDN,
4.00%, 1/07/10	500	510,159
New York City Housing Development Corp. RB (Multi-Family Housing Project) Series 2009L MB,
0.40%, 12/15/10	350	350,000
New York City IDA Civic Facilities RB (Touro College Project) Series 2007 VRDN (JPMorgan Chase Bank LOC),
0.20%, 1/07/10(a)	855	855,000
New York Housing Finance Agency RB (Worth Street Housing Project) Series 2002 AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Facility),
0.20%, 1/07/10(a)	1,100	1,100,000
New York Liberty Development Corp. RB (World Trade Center Project) Series 2009A VRDN (U.S. Government Securities Guaranty),
0.50%, 1/07/10(a)	4,000	4,000,000
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 VRDN (Manufacturers and Traders Trust Co. LOC),
0.35%, 1/07/10 (a)	1,065	1,065,000

		12,183,956

North Carolina — 4.0%
Fayetteville GO Series 2009 MB,
3.00%, 3/01/10	290	291,152

DECEMBER 31, 2009	7

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina (concluded)
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 VRDN (Branch Banking & Trust Co. LOC),
0.24%, 1/07/10(a)	$1,475	$1,475,000
North Carolina Medical Care Commission Health Care Facilities RB Series 2007 ROC-RR-II-R-10313 VRDN (Citigroup Financial Products Liquidity Facility),
0.25%, 1/07/10(a)(b)(c)	4,300	4,300,000
North Carolina Ports Authority RB Series 2008 VRDN (Branch Banking & Trust Co. LOC),
0.24%, 1/07/10(a)	3,700	3,700,000

		9,766,152

Ohio — 4.4%
Lancaster Port Authority Gas RB Series 2008 VRDN (Royal Bank of Canada SBPA),
0.23%, 1/07/10(a)	695	695,000
Ohio GO (Infrastructure Improvement Project) Series 2005A MB,
3.50%, 9/01/10	200	204,037
Ohio Higher Educational Facility Commission RB Series 1999 MB,
5.25%, 10/01/10	500	516,914
Ohio RB Series 2007-1 MB, 4.00%, 6/15/10	500	508,049
Ohio Solid Waste RB (BP Exploration & Oil Project) Series 1998 AMT VRDN,
0.23%, 1/04/10(a)	7,600	7,600,000
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 VRDN (KeyBank N.A. LOC),
0.70%, 1/07/10(a)	1,065	1,065,000

		10,589,000

Oklahoma — 0.4%
Oklahoma Development Finance Authority GO (ConocoPhillips Co. Project) Series 2003 AMT VRDN,
0.30%, 1/07/10(a)	1,000	1,000,000

Pennsylvania — 8.2%
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wachovia Bank N.A. LOC),
0.47%, 1/07/10(a)	6,015	6,015,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN,
0.30%, 1/07/10(a)	2,500	2,500,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC),
0.30%, 1/07/10(a)	4,885	4,885,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2002B VRDN (JPMorgan Chase Bank SBPA),
0.20%, 1/04/10(a)	6,500	6,500,000

		19,900,000

South Carolina — 0.8%
Greenwood County Exempt Facility IDRB (FUJIFILM Photo Project) Series 2004 AMT VRDN (FUJIFILM Corp. Guaranty),
0.34%, 1/07/10(a)	1,500	1,500,000
Spartanburg County School District No. 6 GO Series 2008 MB (SCSDE Insurance),
3.25%, 4/01/10	500	503,438

		2,003,438

Tennessee — 3.6%
Maury County IDRB (Occidental Petroleum Project) Series 2000A MB,
6.30%, 8/01/10	150	154,928
Memphis GO Series 2009 BAN,
2.00%, 5/18/10	1,000	1,005,488
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Project) Series 2001 VRDN,
0.40%, 7/29/10(a)	1,275	1,275,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.25%, 1/07/10(a)	1,135	1,135,000
Shelby County Health Educational & Housing Facilities Board RB (Arbors of Germantown Project) Series 1994 VRDN (Wachovia Bank N.A. LOC),
0.22%, 1/07/10(a)	5,000	5,000,000

		8,570,416

Texas — 5.6%
Gulf Coast Waste Disposal Authority RB (Amoco Oil Co. Project) Series 1994 VRDN,
0.23%, 1/04/10(a)	1,000	1,000,000
Harris County RB (Toll Road Project) Series 2009B-2 MB,
2.00%, 1/07/10	1,000	1,009,251
Houston Water & Sewer System RB Municipal Trust Receipts Floaters Series 2007-2043 VRDN (Branch Banking & Trust Co. Liquidity Facility),
0.22%, 1/07/10(a)(b)(c)	1,320	1,320,000
Texas RB Series 2009 TRAN,
2.50%, 8/31/10	10,000	10,134,516

		13,463,767

Utah — 1.3%
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.24%, 1/07/10(a)(b)(c)	3,050	3,050,000

Virginia — 3.0%
Alexandria IDRB (American Correctional Assoc. Project) Series 2006 VRDN (Bank of America N.A. LOC),
0.25%, 1/07/10(a)	2,750	2,750,000
Capital Beltway Funding Corp. RB (Senior Lien-I-495 Hot Lanes Project) Series 2008D AMT VRDN (Bank of Nova Scotia LOC),
0.26%, 1/07/10(a)	2,000	2,000,000
Norfolk Redevelopment & Housing Authority RB (Old Dominion University Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.26%, 1/04/10(a)	2,500	2,500,000

		7,250,000

Washington — 1.3%
Seattle GO Series 2007 MB,
5.00%, 12/01/10	100	104,007
University of Washington RB Municipal Trust Receipts Floaters Series 2009-3005 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.26%, 1/07/10(a)(b)(c)	3,000	3,000,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT VRDN (Bank of America N.A. LOC),
0.40%, 1/07/10(a)	80	80,000

		3,184,007

Wisconsin — 4.7%
Amery IDRB (Plastech Corp. Project) Series 1997 AMT VRDN (U.S. Bank N.A. LOC),
0.63%, 1/07/10(a)	2,000	2,000,000
Green Bay Area Public School District RB Series 2009 TRAN,
2.00%, 6/25/10	2,000	2,014,886
Sheboygan Falls IDRB (HTT, Inc. Project) Series 2007A AMT VRDN (U.S. Bank N.A. LOC),
0.40%, 1/07/10(a)	1,890	1,890,000

8	DECEMBER 31, 2009

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Wisconsin (concluded)
West Bend Housing Authority RB (River Shores Regency Project) Series 2005 VRDN (U.S. Bank N.A. LOC),
0.43%, 1/07/10(a)	$5,360	$5,360,000

		11,264,886

Total Investments (Cost — $241,230,939*) — 99.9%		241,230,939
Other Assets in Excess of Liabilities — 0.1%		190,493

Net Assets — 100.0%		$241,421,432

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1	—
Level 2[1]	$241,230,939
Level 3	—

Total	$241,230,939

[1]	See above Schedule of Investments for values in each state or political subdivision.

DECEMBER 31, 2009	9

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey — 85.8%
Boonton Township GO Series 2009 BAN,
2.00%, 1/22/10	$300	$300,070
Bridgewater Township GO Series 2009 BAN,
1.50%, 1/28/10-3/10/10	1,800	1,802,035
Carlstadt GO Series 2009 BAN,
1.50%, 1/29/10	900	900,514
Chatham GO Series 2009 BAN,
1.50%, 10/01/10	300	301,467
Cranbury Township GO Series 2009 BAN:
2.00%, 1/14/10	300	300,064
2.50%, 6/11/10	100	100,434
Cranford Township GO Series 2009 BAN,
1.50%, 2/04/10	600	600,449
Elmwood Park GO Series 2009 BAN,
2.00%, 8/13/10	400	401,598
Florham Park GO Series 2009 BAN,
1.50%, 2/03/10	300	300,191
Freehold Township GO Series 2009 BAN,
1.50%, 12/22/10	300	301,879
Glen Rock GO Series 2009 BAN,
1.50%, 1/22/10	500	500,243
Haddon Heights GO Series 2009 BAN,
1.50%, 6/14/10	300	300,412
Hazlet Township GO Series 2009 BAN,
2.00%, 7/30/10	400	400,817
Hopewell Township GO Series 2009 BAN,
1.50%, 4/16/10	400	400,695
Jefferson Township GO Series 2009 BAN,
1.50%, 6/30/10	500	501,736
Lacey Township GO Series 2009 BAN,
1.50%, 7/23/10	600	601,352
Lambertville GO Series 2009 BAN,
2.50%, 3/05/10	500	500,769
Mahwah Township GO Series 2009 BAN,
1.50%, 8/13/10	400	401,851
Manchester Township GO Series 2009 BAN,
1.00%, 10/29/10	500	500,899
Mercer County GO Series 2009A BAN,
2.25%, 1/14/10	300	300,146
Middlesex GO Series 2009 BAN,
1.25%, 6/09/10	300	301,054
Millburn Township GO Series 2009 BAN,
1.50%, 1/15/10	400	400,108
Montclair Township GO Series 2009 BAN,
1.50%, 12/17/10	150	151,502
Montclair Township GO Series 2009 TAN,
1.50%, 12/17/10	1,400	1,414,835
New Jersey Economic Development Authority Multi-Mode IDRB (V&S Amboy Galvanizing LLC Project) Series 1999 AMT VRDN (KeyBank N.A. LOC),
0.85%, 1/07/10(a)	1,245	1,245,000
New Jersey Economic Development Authority RB (Frisch School Project) Series 2006 VRDN (Princeton University Guaranty, Kredietbank N.V. LOC),
0.18%, 1/07/10(a)	300	300,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wachovia Bank N.A. LOC),
0.42%, 1/07/10(a)	1,145	1,145,000
New Jersey Economic Development Authority RB (J. James Realty Co. Project) Series 1998 AMT VRDN (Wachovia Bank N.A. LOC),
0.42%, 1/07/10(a)	250	250,000
New Jersey Economic Development Authority RB (Jewish Family Service Project) Series 2002 VRDN (Wachovia Bank N.A. LOC),
0.32%, 1/07/10(a)	660	660,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.37%, 1/07/10(a)	2,000	2,000,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2001 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.37%, 1/07/10(a)	465	465,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.42%, 1/07/10(a)	1,100	1,100,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1998 VRDN (Wachovia Bank N.A. LOC),
0.32%, 1/07/10(a)	960	960,000
New Jersey Economic Development Authority RB (Presbyterian Homes Assisted Living Project) Series 2006A VRDN (TD Bank N.A. LOC),
0.23%, 1/07/10(a)	2,565	2,565,000
New Jersey Economic Development Authority RB (Presbyterian Homes Assisted Living Project) Series 2006B VRDN (TD Bank N.A. LOC),
0.23%, 1/07/10(a)	3,085	3,085,000
New Jersey Economic Development Authority RB (Stuart Country Day School Project) Series 2002 VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty),
0.33%, 1/07/10(a)	1,620	1,620,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2009-3008 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.32%, 1/07/10(a)(b)(c)	5,138	5,137,500
New Jersey Economic Development Authority Series 2010 TECP, 0.40%, 1/04/10	2,900	2,900,000
New Jersey Economic Development Authority Thermal Energy Facilities RB (Marina Energy LLC Project) Series 2001A AMT VRDN (Wachovia Bank N.A. LOC),
0.25%, 1/07/10(a)	1,100	1,100,000
New Jersey Environmental Infrastructure Trust RB Series 2004-585 AMT VRDN (JPMorgan Chase Bank Liquidity Facility),
0.31%, 1/07/10(a)(b)	3,410	3,410,000
New Jersey Health Care Facilities Financing Authority RB (Hospital Capital Asset Financing Project) Series 1985A VRDN (Wachovia Bank N.A. LOC),
0.30%, 1/07/10(a)	1,175	1,175,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC),
0.23%, 1/07/10(a)	500	500,000
New Jersey Health Care Facilities Financing Authority RB Series 2008-353 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.40%, 1/07/10(a)(b)	915	915,000
New Jersey Higher Education Assistance Authority Student Loan RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),
0.35%, 1/07/10(a)(b)	8,500	8,500,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2005 AMT VRDN (Dexia Credit Local LOC),
0.42%, 1/07/10(a)	2,925	2,925,000

10	DECEMBER 31, 2009

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (concluded)
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2008Z AMT VRDN (BNP Paribas SBPA),
0.24%, 1/07/10(a)	$780	$780,000

New Jersey Tobacco Settlement Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2959 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), 0.32%,

1/07/10(a)(b)(c)	450	450,000
New Jersey Transportation Trust Fund Authority RB (Transportation System Project) Series 2009D VRDN (Sumitomo Mitsui Banking LOC), 0.23%,
1/06/10(a)	1,100	1,100,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility),
0.26%, 1/07/10(a)(c)	2,570	2,570,000
New Jersey Turnpike Authority RB Series 2003C-2 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.38%, 1/07/10(a)	2,200	2,200,000
New Jersey Turnpike Authority RB Series 2003C-3 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.38%, 1/07/10(a)	2,300	2,300,000
Oakland GO Series 2009 BAN,
2.00%, 2/11/10	600	600,365
Passaic County GO Series 2009 BAN,
1.50%, 4/13/10	3,600	3,607,955
Port Authority of New York & New Jersey RB PUTTERS Series 2006-1546 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.25%, 1/07/10(a)(b)(c)	915	915,000
Readington Township GO Series 2009 BAN,
1.50%, 2/04/10	3,000	3,002,107
Robbinsville Township GO Series 2009 BAN,
1.50%, 9/22/10	1,200	1,204,813
Saddle River GO Series 2009 BAN,
1.00%, 4/01/10	600	600,602
Scoth Plains Township GO Series 2009 BAN,
1.50%, 1/22/10	800	800,393
Secaucus GO Series 2009 BAN:
1.50%, 1/15/10	1,500	1,500,463
1.00%, 6/18/10	700	701,312
Sparta Township GO Series 2009 BAN,
1.50%, 5/28/10	500	501,820
Stafford Township GO Series 2009 BAN:
1.50%, 6/01/10	1,000	1,003,131
1.25%, 12/01/10	900	904,984
Summit GO Series 2009 BAN:
2.25%, 2/05/10	100	100,095
1.00%, 6/18/10	300	300,770
Verona Township GO Series 2009 BAN,
1.50%, 8/13/10	400	401,605
Warren Township GO Series 2009 BAN,
2.00%, 6/30/10	200	200,877
Wayne Township GO Series 2009 BAN:
2.25%, 2/17/10	2,600	2,605,471
2.00%, 9/17/10	800	807,039
West Milford Township GO Series 2009 BAN,
1.50%, 4/16/10	1,500	1,502,821
West Orange Township GO Series 2009 BAN:
1.50%, 4/08/10	600	601,442
1.00%, 10/26/10	400	401,871

		85,607,556

Puerto Rico — 13.7%
Commonwealth of Puerto Rico GO Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.40%, 1/07/10(a)(b)	$13,700	$13,700,000

Total Investments (Cost — $99,307,556*) — 99.5%		99,307,556
Other Assets in Excess of Liabilities — 0.5%		518,407

Net Assets — 100.0%		$99,825,963

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$99,307,556
Level 3	—

Total	$99,307,556

[1]	See above Schedule of Investments for values in the state or political subdivision.

DECEMBER 31, 2009	11

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina — 93.6%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1011 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.28%, 1/07/10(a)(b)(c)	$2,800	$2,800,000
Charlotte Housing Authority RB (Stonehaven East Project) Series 2005 VRDN (Wachovia Bank N.A. LOC),
0.24%, 1/07/10(a)	2,900	2,900,000
Charlotte RB (Charlotte Douglas International Airport Project) Series 2008D VRDN (Bank of America N.A. LOC),
0.28%, 1/07/10(a)	2,700	2,700,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Project) Series 2007H VRDN (Wachovia Bank N.A. LOC),
0.18%, 1/04/10(a)	600	600,000
Columbus County Water & Sewer District No. IV GO Series 2009 BAN,
1.25%, 5/05/10	1,440	1,442,434
Mecklenburg County GO Series 2009D VRDN,
0.35%, 7/30/10(a)	4,000	4,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.24%, 1/07/10(a)	740	740,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Megellan Charter School Project) Series 2007 VRDN (Wachovia Bank N.A. LOC),
0.32%, 1/07/10(a)	1,300	1,300,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.24%, 1/07/10(a)	150	150,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.25%, 1/07/10(a)	1,315	1,315,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2006A VRDN (Citibank N.A. Liquidity Facility),
0.23%, 1/07/10(a)(b)	1,000	1,000,000
North Carolina Capital Facilities Finance Agency RB PUTTERS (Duke University Project) Series 2008-3248 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.24%, 1/04/10(a)(b)(c)	1,800	1,800,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1987A VRDN,
0.15%, 1/07/10(a)	1,500	1,500,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004A VRDN (JPMorgan Chase Bank SBPA),
0.22%, 1/07/10(a)	2,400	2,400,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004B VRDN (JPMorgan Chase Bank SBPA),
0.24%, 1/07/10(a)	2,650	2,650,000
North Carolina Medical Care Commission Health Care Facilities RB (Well-Spring Retirement Community Project) Series 2003C VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty),
0.34%, 1/07/10(a)	2,000	2,000,000
North Carolina Medical Care Commission Health Care Facilities RB Series 2007 ROC-RR-II-R-10313 VRDN (Citigroup Financial Products Liquidity Facility),
0.25%, 1/07/10(a)(b)(c)	2,800	2,800,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001A VRDN (Bank of America N.A. SBPA),
0.25%, 1/07/10(a)	$1,000	$1,000,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health Systems Project) Series 2001B VRDN (Bank of America N.A. SBPA),
0.25%, 1/07/10(a)	1,500	1,500,000
North Carolina Medical Care Commission Retirement Facilities RB (Aldersgate Project) Series 2001 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 1/07/10(a)	1,700	1,700,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 VRDN (Branch Banking & Trust Co. LOC),
0.24%, 1/07/10(a)	500	500,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale Liquidity Facility),
0.19%, 1/07/10(a)	1,450	1,450,000
Raleigh County COP (Downtown Improvement Project) Series 2004A MB,
2.50%, 1/20/10	4,000	4,003,790
Raleigh County COP (Downtown Improvement Project) Series 2005B VRDN (RBC Bank USA SBPA),
0.27%, 7/30/10(a)	2,800	2,800,000
Raleigh RB (7-month Window VRDB Project) Series 2009 VRDN,
0.35%, 1/07/10(a)	1,000	1,000,000
Sampson County COP Eclipse Funding Trust Series 2006-0160 VRDN (AGM Insurance, U.S. Bank N.A. Liquidity Facility),
0.23%, 1/07/10(a)(b)(c)	2,445	2,445,000
University of North Carolina at Chapel Hill RB Eagle Trust Receipts Floaters Series 2005A VRDN (Citibank N.A. Liquidity Facility),
0.23%, 1/07/10(a)(c)	2,100	2,100,000
University of North Carolina Chapel Hill Hospital RB Series 2001B VRDN (Landesbank Hessen-Thuringen Girozentrale LOC),
0.26%, 1/04/10(a)	3,300	3,300,000
Wake County GO Series 2003B VRDN (Lloyds Banking Group Plc SBPA),
0.22%, 1/07/10(a)	1,200	1,200,000
Winston-Salem Water & Sewer Systems RB Series 2008C VRDN (Dexia Credit Local LOC),
0.27%, 1/07/10(a)	2,800	2,800,000

		57,896,224

Puerto Rico — 4.8%
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2006-3677 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
0.50%, 1/07/10(a)(b)(c)	3,000	3,000,000

Total Investments (Cost — $60,896,224*) — 98.4%		60,896,224
Other Assets in Excess of Liabilities — 1.6%		984,634

Net Assets — 100.0%		$61,880,858

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

12	DECEMBER 31, 2009

Schedule of Investments (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1	—
Level 2[1]	$60,896,224
Level 3	—

Total	$60,896,224

[1]	See above Schedule of Investments for values in the state or political subdivision.

DECEMBER 31, 2009	13

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio — 98.4%
American Municipal Power, Inc. RB (Bryan Project) Series 2009 BAN,
3.00%, 8/13/10	$600	$601,819
Avon Lake City School District GO Series 2009 BAN,
1.00%, 5/12/10	1,200	1,202,813
Avon Local School District GO Series 2009 BAN,
2.50%, 1/07/10	800	800,136
Berea GO Series 2009 BAN,
1.00%, 3/31/10	1,600	1,600,814
Butler County GO (Various Purposes Project) Series 2009 BAN,
1.25%, 8/05/10	600	601,937
Butler County Technology and Career Development Schools GO (School Improvement Project) Series 2009 BAN,
1.50%, 3/18/10	2,400	2,402,721
Canfield Local School District GO (School Improvement Project) Series 2009 BAN,
1.25%, 9/15/10	3,480	3,494,103
Cleveland RB (Airport Project) Series 2009A AMT VRDN (US Bank N.A. LOC),
0.24%, 1/07/10(a)	1,100	1,100,000
Cleveland Waterworks RB Series 2008Q VRDN (Bank of America N.A. LOC),
0.20%, 1/07/10(a)	600	600,000
Cleveland Waterworks RB Series 2009S VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty, Irish Government Guaranty),
0.35%, 1/07/10(a)	1,000	1,000,000
Columbus Regional Airport Authority RB SPEARS Series 2007 VRDN (Deutsche Bank A.G. Guaranty),
0.28%, 1/07/10(a)(b)(c)	1,400	1,400,000
Cuyahoga County Civic Facility RB (Orion Services, Inc. Project) Series 2001 VRDN (Bank One N.A. LOC),
0.67%, 1/07/10(a)	2,000	2,000,000
Cuyahoga County Economic Development RB (Cleveland Botanical Garden Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.32%, 1/07/10(a)	535	535,000
Cuyahoga County Economic Development RB (Cleveland Hearing & Speech Project) Series 2008 VRDN (KeyBank N.A. LOC),
0.65%, 1/07/10(a)	3,300	3,300,000
Cuyahoga County Multi-Family Housing RB (St. Vitus Village Apartments Project) Series 2002 VRDN (KeyBank N.A. LOC),
0.70%, 1/07/10(a)	680	680,000
Deerfield GO Series 2009 BAN,
1.50%, 11/10/10	3,000	3,021,186
Fairborn GO Series 2009 BAN,
2.00%, 5/19/10	600	601,679
Franklin County Senior Housing RB (St. George on the Commons Apartments Project) Series 2007 AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Facility),
0.31%, 1/07/10(a)	915	915,000
Fulton County RB (Fulton County Health Center Project) Series 2005 VRDN (JPMorgan Chase Bank LOC),
0.22%, 1/07/10(a)	2,395	2,395,000
Greene County IDRB (AFC Stamping & Production, Inc., Barsplice Products Project) Series 1995 AMT VRDN (KeyBank N.A. LOC),
0.85%, 1/07/10(a)	35	35,000
Independence GO Series 2009 BAN,
2.12%, 4/28/10	2,400	2,406,264
Kent GO Series 2009 BAN,
1.50%, 10/14/10	400	401,551
Lake County GO (Service Building Acquisition Project) Series 2009 BAN,
2.00%, 4/08/10	300	300,393
Lake County GO (Various Purposes Project) Series 2009 BAN,
1.50%, 7/08/10	800	803,272
Lancaster GO Series 2009 BAN,
1.75%, 10/14/10	300	301,160
Lebanon GO (Water System Improvement Project) Series 2009 BAN,
2.12%, 4/07/10	1,200	1,201,785
Licking County GO Series 2009 BAN,
1.50%, 6/24/10	1,300	1,304,305
Lorain County Port Authority RB (St. Ignatius High School Project) Series 2008 VRDN (U.S. Bank N.A. LOC),
0.21%, 1/07/10(a)	520	520,000
Lucas County GO (Arena Improvement Project) Series 2009 BAN,
1.00%, 7/22/10	500	500,822
Marysville GO (Wastewater Project) Series 2009 BAN,
1.50%, 6/02/10	2,500	2,505,147
Mason County GO (Mason Golf Course Project) Series 2009 BAN,
1.50%, 3/11/10	500	500,703
Mason GO (Real Estate Project) Series 2009 BAN,
1.50%, 6/30/10	1,350	1,353,959
Miami County GO (911 System Project) Series 2009 BAN,
1.25%, 5/14/10	1,000	1,001,828
Miami County GO Series 2009 BAN,
1.38%, 11/24/10	400	401,864
Montgomery County RB (Catholic Healthcare Project) Series 2004B-2 VRDN (Bayerische Landesbank Girozentrale SBPA),
0.30%, 1/07/10(a)	11,300	11,300,000
Montgomery County Transportation Improvement District GO (Austin Road Interchange Project) Series 2009B TRAN,
2.38%, 8/01/10	3,500	3,509,172
North Olmsted GO (Capital Improvement Project) Series 2009 BAN,
2.00%, 4/01/10	500	500,424
Ohio Air Quality Development Authority PCRB (First Energy Nuclear Generation Corp. Project) Series 2008A VRDN (Bank of Nova Scotia LOC, FirstEnergy Solutions Guaranty),
0.35%, 1/07/10(a)	5,350	5,350,000
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008 VRDN (JPMorgan Chase Bank LOC),
0.35%, 1/07/10(a)	14,700	14,700,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.25%, 1/07/10(a)	1,300	1,300,000
Ohio Air Quality Development Authority RB Municipal Trust Receipts Floaters (First Energy Nuclear Generation Corp. Project) Series 2009-52C VRDN (Wells Fargo & Co. Liquidity Facility),
0.24%, 1/07/10(a)(b)(c)	3,200	3,200,000
Ohio Building Authority RB (Administration Building Funding Project) Series 2004B MB,
5.00%, 10/01/10	475	490,009
Ohio Higher Educational Facility Commission RB (Eagle Project) Series 2007A VRDN (BHAC-CR Insurance, Citibank N.A. Liquidity Facility),
0.23%, 1/07/10(a)	3,800	3,800,000
Ohio Higher Educational Facility Commission RB (University Hospital Health System, Inc. Project) Series 2008C VRDN (Wells Fargo Bank N.A. LOC),
0.17%, 1/07/10(a)	1,000	1,000,000
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2008A VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty),
0.35%, 1/07/10(a)	4,500	4,500,000

14	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (continued)
Ohio Hospital RB Municipal Trust Receipts Floaters (Cleveland Clinic Health System Obligated Group Project) Series 2009-56C VRDN (Wells Fargo & Co. Liquidity Facility),
0.24%, 1/07/10(a)(b)(c)	$4,000	$4,000,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2006F AMT VRDN (Citibank N.A. LOC),
0.24%, 1/07/10(a)	1,400	1,400,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2006I AMT VRDN (Citibank N.A LOC),
0.25%, 1/07/10(a)	12,400	12,400,000

Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2007B AMT VRDN (Government National Mortgage Assoc. Insurance, Fannie Mae Insurance, KBC Bank N.V. SBPA),

0.26%, 1/07/10(a)	4,650	4,650,000

Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2007J AMT VRDN (Government National Mortgage Assoc. Insurance, Fannie Mae Insurance, KBC Bank N.V. SBPA),

0.32%, 1/07/10(a)	6,500	6,500,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008 AMT VRDN (Government National Mortgage Assoc. Insurance, Fannie Mae Insurance, Freddie Mac SBPA),
0.32%, 1/07/10(a)	5,000	5,000,000

Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008H AMT VRDN (Government National Mortgage Assoc. Insurance, Fannie Mae Insurance, KBC Bank N.V. SBPA),

0.28%, 1/07/10(a)	3,800	3,800,000

Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008 ROC-RR-II-R-11575 VRDN (Government National Mortgage Assoc. Insurance, Fannie Mae Insurance, Freddie Mac Insurance, Citibank N.A. Liquidity,

0.26%, 1/07/10(a)(c)	3,425	3,425,000
Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2001A-78 VRDN (Wachovia Bank N.A. LOC),
0.34%, 1/07/10(a)(b)(c)	810	810,000
Ohio Solid Waste RB (BP Products North America, Inc. Project) Series 2002 AMT VRDN (BP America Guaranty),
0.23%, 1/04/10(a)	600	600,000
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006A AMT VRDN (Barclays Bank Plc LOC),
0.28%, 1/07/10(a)	125	125,000
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006B VRDN (Wachovia Bank N.A. LOC),
0.21%, 1/04/10(a)	5,650	5,650,000
Pickerington GO Series 2009 BAN,
2.00%, 2/04/10	2,400	2,401,766
Putnam County Health Care Facilities RB (Hilty Memorial Home Project) Series 2004 VRDN (LaSalle Bank N.A. LOC),
0.28%, 1/07/10(a)	3,155	3,155,000
Salem RB (Salem Community Project) Series 2005 VRDN (JPMorgan Chase Bank LOC),
0.22%, 1/07/10(a)	1,115	1,115,000
Sharonville GO Series 2009 BAN,
2.00%, 1/20/10-7/23/10	2,200	2,203,790
Solon GO Series 2009 BAN,
1.12%, 11/18/10	1,175	1,178,844
South Euclid GO Series 2009B BAN,
2.50%, 1/25/10	600	600,586
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 VRDN (KeyBank N.A. LOC),
0.70%, 1/07/10(a)	135	135,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT VRDN (KeyBank N.A. LOC),
0.80%, 1/07/10(a)	340	340,000
Sylvania Township GO (Various Purpose Improvement Project) Series 2009 BAN,
1.25%, 3/26/10	400	400,521
Toledo Multi-Family Housing RB (Cherrywood Apartments Project) Series 2001 AMT VRDN (KeyBank N.A. LOC),
0.80%, 1/07/10(a)	2,175	2,175,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT VRDN (KeyBank N.A. LOC),
0.75%, 1/07/10(a)	3,100	3,100,000
University of Akron General Receipts RB Series 2008C-1 VRDN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA),
0.36%, 1/07/10(a)	13,905	13,905,000
University of Akron General Receipts RB Series 2008C-2 VRDN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA),
0.36%, 1/07/10(a)	2,900	2,900,000
Wadsworth City School District GO (School Improvement Project) Series 2009 BAN,
2.25%, 9/22/10	1,700	1,719,538
Western Reserve Housing Development Corp. Economic RB (Trumbull Metropolitan Housing Project) Series 2003 VRDN (KeyBank N.A. LOC),
2.45%, 1/07/10(a)	2,965	2,965,000

		178,094,911

Puerto Rico — 0.8%
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2006-3677 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
0.50%, 1/07/10(a)(c)	1,500	1,500,000

Total Investments (Cost — $179,594,911*) — 99.2%		179,594,911
Other Assets in Excess of Liabilities — 0.8%		1,377,435

Net Assets — 100.0%		$180,972,346

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

DECEMBER 31, 2009	15

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Investments
Valuation Inputs	in Securities

Assets

Level 1	—
Level 2[1]	$179,594,911
Level 3	—

Total	$179,594,911

[1]	See above Schedule of Investments for values in the state or political subdivision.

16	DECEMBER 31, 2009

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania — 101.4%
Allegheny County Hospital Development Authority RB (Presbyterian University Hospital Project) Series 1988B-1 VRDN (Bank One N.A. LOC),
0.19%, 1/07/10(a)	$3,400	$3,400,000
Allegheny County Hospital Development Authority RB (University of Pittsburgh Medical Center Project) PUTTERS Series 2007-2327 VRDN (JPMorgan Chase Bank LOC),
0.25%, 1/07/10(a)(b)(c)	3,840	3,840,000

Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2007C-5 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),

0.27%, 1/07/10(a)(b)	15,000	15,000,000

Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2008E-11 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),

0.27%, 1/07/10(a)(b)	5,400	5,400,000
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT VRDN (Wachovia Bank N.A. LOC),	1,065	1,065,000
0.47%, 1/07/10(a)
Berks County Municipal Authority RB (Phoebe-Devitt Homes Project) Series 2008A VRDN (Banco Santander LOC),
0.23%, 1/07/10(a)	4,200	4,200,000
Blair County Industrial Development Authority RB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC),
0.37%, 1/07/10(a)	6,700	6,700,000
Bucks County IDA RB (Grand View Hospital Project) Series 2008A VRDN (TD Bank N.A. LOC),
0.23%, 1/07/10(a)	4,000	4,000,000
Butler County IDA RB (Concordia Lutheran Project) Series 2004A VRDN (Bank of America N.A. LOC),
0.23%, 1/07/10(a)	2,655	2,655,000
Butler County IDA RB (Concordia Lutheran Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.23%, 1/07/10(a)	2,885	2,885,000
Cambria County IDA Resource Recovery RB (Cambria Cogen Co. Project) Series 1998A-2 AMT VRDN (Bayerische Landesbank Girozentrale LOC),
0.40%, 1/07/10(a)	16,000	16,000,000
Cheltenham Township RB Series 2010 TRAN,
1.25%, 12/31/10	1,400	1,410,290
Cumberland County Municipal Authority RB (Asbury Obligated Group Project) Series 2006 VRDN (KBC Bank N.V. LOC),
0.23%, 1/07/10(a)	5,600	5,600,000
Delaware County IDA PCRB (Exploration & Oil Project) Series 1995 VRDN (BP Plc LOC),
0.20%, 1/04/10(a)	200	200,000
Delaware County IDRB (BP Products North America, Inc. Project) TECP,
0.30%, 3/04/10	3,125	3,125,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN,
0.30%, 1/07/10(a)	100	100,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC),
0.30%, 1/07/10(a)	9,865	9,865,000
Delaware Valley Regional Financial Authority RB Municipal Trust Receipts Floaters Series 2008-2933 VRDN (Bayerische Hypovereins Bank Liquidity Facility, Unicredit SpA Guaranty),
0.35%, 1/07/10(a)(b)(c)	17,085	17,085,000
Emmaus General Authority RB (Pennsylvania Loan Program) Series 2000A VRDN (U.S. Bank N.A. LOC),
0.23%, 1/07/10(a)	20,000	20,000,000
Emmaus General Authority RB Series 1989G-18 VRDN (U.S. Bank N.A. LOC),
0.25%, 1/07/10(a)	15,100	15,100,000
Emmaus General Authority RB Series 1989H-22 VRDN (U.S. Bank N.A. LOC),
0.25%, 1/07/10(a)	7,900	7,900,000
Emmaus General Authority RB Series 1996 VRDN (Assured Municipal Guaranty Corp., Wachovia Bank N.A. SBPA),
0.32%, 1/07/10(a)	19,970	19,970,000
Erie County Hospital Authority RB (St. Mary’s Home Erie Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.30%, 1/07/10(a)	4,800	4,800,000
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.47%, 1/07/10(a)	1,760	1,760,000
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC),
0.23%, 1/07/10(a)	1,800	1,800,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008A VRDN (Wachovia Bank N.A. LOC),
0.21%, 1/04/10(a)	8,225	8,225,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank LOC),
0.21%, 1/04/10(a)	3,400	3,400,000
Lancaster County IDRB (Clean Creek Partners Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.47%, 1/07/10(a)	3,855	3,855,000
Lawrence County IDRB (L&N Metallurgical Products Project) Series 1996 AMT VRDN (BNP Paribas LOC),
0.34%, 1/07/10(a)	3,275	3,275,000
Lehigh County General Purpose Authority RB (Lehigh Valley Health Network Project) Series 2008B VRDN (Assured Guaranty Ltd. Insurance, Wachovia Bank SBPA),
0.21%, 1/04/10(a)	4,700	4,700,000
Lehigh County General Purpose Authority RB (Muhlenberg College Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.20%, 1/07/10(a)	2,500	2,500,000
Montgomery County IDA RB (Active Retirement Life Community Project) Series 2002 VRDN (TD Bank N.A. LOC),
0.21%, 1/04/10(a)	1,250	1,250,000
Montgomery County IDRB (Fountain Life Christian Project) Series 2007A VRDN (JPMorgan Chase & Co. LOC),
0.23%, 1/07/10(a)	1,200	1,200,000
Moon IDRB (Providence Point Project) Series 2007 VRDN (Bank of Scotland LOC),
0.25%, 1/07/10(a)	6,680	6,680,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wachovia Bank N.A. LOC),
0.47%, 1/07/10(a)	1,600	1,600,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007 VRDN (State Street Bank & Trust Co. SBPA),
0.28%, 1/07/10(a)(b)	18,700	18,700,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.47%, 1/07/10(a)	13,600	13,600,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC),
0.37%, 1/07/10(a)	1,730	1,730,000
Pennsylvania Economic Development Financing Authority RB (Material Technology Project) Series 2000G AMT VRDN (Wachovia Bank N.A. LOC),
0.47%, 1/07/10(a)	300	300,000

DECEMBER 31, 2009	17

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority RB (Merck & Co., Inc. West Point Project) Series 2001 AMT VRDN,
0.32%, 1/07/10(a)	$6,900	$6,900,000
Pennsylvania Economic Development Financing Authority RB (NHS-AVS LLC Project) Series 2008 VRDN (Commerce Bank N.A. LOC),
0.25%, 1/04/10(a)	1,000	1,000,000
Pennsylvania GO Series 2009 TAN,
1.50%, 6/30/10	10,000	10,059,305
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC),
0.23%, 1/07/10(a)	8,950	8,950,000
Pennsylvania Higher Educational Facilities Authority RB (Thomas Jefferson University Project) Series 2008B VRDN (JPMorgan Chase Bank LOC),
0.17%, 1/07/10(a)	9,405	9,405,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania Project) Series 2008-2844 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.25%, 1/07/10(a)(b)(c)	4,505	4,505,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008D VRDN (Bank of America N.A. SBPA),
0.28%, 1/07/10(a)	1,700	1,700,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2007-1213B AMT VRDN (JPMorgan Chase & Co. Liquidity Facility),
0.36%, 1/07/10(a)(b)(c)	760	760,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2009-3297 AMT VRDN (JPMorgan Chase Bank Liquidity Facility),
0.36%, 1/07/10(a)(b)(c)	1,245	1,245,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2005-87C AMT VRDN (Fannie Mae LOC),
0.22%, 1/07/10(a)	19,000	19,000,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2006-95C AMT VRDN (Dexia Credit Local SBPA),
0.27%, 1/07/10(a)	8,000	8,000,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2007-99C AMT VRDN (Dexia Credit Local SBPA),
0.28%, 1/07/10(a)	2,400	2,400,000
Philadelphia Airport RB Series 2005C AMT VRDN (TD Bank N.A. LOC),
0.24%, 1/07/10(a)	7,300	7,300,000
Philadelphia Airport RB SPEARS Series 2008DB-495 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility),
0.30%, 1/07/10(a)(b)(c)	2,880	2,880,000
Philadelphia Authority for Industrial Development (Chestnut Hill Academy Project) RB Series 2005 VRDN (Wachovia Bank N.A. LOC),
0.32%, 1/07/10(a)	3,900	3,900,000
Philadelphia Authority for Industrial Development (Chestnut Hill College Project) RB Series 2007A VRDN (Wachovia Bank N.A. LOC),
0.22%, 1/07/10(a)	4,535	4,535,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 VRDN (TD Bank N.A. LOC),
0.23%, 1/07/10(a)	6,810	6,810,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 VRDN (Morgan Guaranty Trust LOC),
0.19%, 1/07/10(a)	5,900	5,900,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.23%, 1/07/10(a)	8,300	8,300,000
Philadelphia Authority IDRB (Universal Community Homes Project) Series 2003 VRDN (Wachovia Bank N.A. LOC),
0.37%, 1/07/10(a)	1,330	1,330,000
Philadelphia Authority IDRB Series 2007B VRDN (JPMorgan Chase Bank LOC, Bank of New York LOC),
0.22%, 1/07/10(a)	1,800	1,800,000
Philadelphia Gas Works RB Series 2004A-2 VRDN (JPMorgan Chase Bank LOC, Bank of Nova Scotia LOC),
0.20%, 1/07/10(a)	2,900	2,900,000
Philadelphia Gas Works RB Series 2009C VRDN (Scotiabank LOC),
0.20%, 1/07/10(a)	7,700	7,700,000
Philadelphia Gas Works RB Series 2009D VRDN (Bank of America N.A. LOC),
0.20%, 1/07/10(a)	3,500	3,500,000
Philadelphia Gas Works RB Series 2009E VRDN (JPMorgan Chase Bank LOC),
0.20%, 1/07/10(a)	2,000	2,000,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2002B VRDN (JPMorgan Chase Bank SBPA),
0.20%, 1/04/10(a)	625	625,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Fleet National Bank SBPA),
0.20%, 1/04/10(a)	300	300,000
Philadelphia School District GO Municipal Trust Receipts Floaters Series 2004 VRDN (Branch Banking & Trust Co. LOC),
0.22%, 1/07/10(a)(b)(c)	2,265	2,265,000
Philadelphia School District GO Series 2008C-1 VRDN (TD Bank N.A. LOC),
0.23%, 1/07/10(a)	6,600	6,600,000
Philadelphia Water & Wastewater RB Series 2003 VRDN (Assured Municipal Guaranty Corp., Dexia Credit Local SBPA),
0.27%, 1/07/10(a)	2,000	2,000,000
Pittsburgh Water & Sewer Authority RB Series 2009C-1A MB (Assured Municipal Guaranty Corp., Federal Home Loan Bank LOC),
2.00%, 3/01/10	2,750	2,774,601
Venango County IDRB (Scrubgrass Project) AMT TECP (Dexia LOC):
0.80%, 1/04/10	10,231	10,231,000
0.95%, 1/05/10-1/07/10	7,730	7,730,000
Washington County Authority RB (Girard Estate Refunding Project) Series 1999 VRDN (JPMorgan Chase Bank LOC),
0.22%, 1/07/10(a)	1,365	1,365,000
York County GO Series 2010 TRAN,
1.00%, 4/30/10	4,210	4,218,925
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC),
0.32%, 1/07/10(a)	3,150	3,150,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 VRDN,
0.62%, 1/07/10(a)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wachovia Bank N.A. Liquidity Facility),
0.47%, 1/07/10(a)	1,090	1,090,000

Total Investments (Cost — $421,004,121*) — 101.4%		421,004,121
Liabilities in Excess of Other Assets — (1.4)%		(5,690,540)

Net Assets — 100.0%		$415,313,581

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

18	DECEMBER 31, 2009

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$421,004,121
Level 3	—

Total	$421,004,121

[1]	See above Schedule of Investments for values in the state.

DECEMBER 31, 2009	19

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Virginia — 83.6%
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC),
0.37%, 1/07/10(a)	$2,050	$2,050,000
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Liquidity Facility),
0.24%, 1/07/10(a)	1,520	1,520,000
Chesterfield Health Center Commission Residential Care Facility RB (Lucy Corr Village Project) Series 2008B VRDN (Branch Banking & Trust Co. LOC),
0.24%, 1/07/10(a)	190	190,000
Commonwealth of Virginia GO Series 2004A MB,
5.00%, 6/01/10	2,500	2,548,346
Commonwealth of Virginia Transportation Board Clipper Tax-Exempt Certificate Trust RB Series 2007-2009-38 VRDN (State Street Bank & Trust Co. Liquidity Facility),
0.25%, 1/07/10(a)(b)	2,300	2,300,000
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC),
0.24%, 1/07/10(a)	1,000	1,000,000
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B VRDN (Wachovia Bank N.A. LOC),
0.23%, 1/07/10(a)	360	360,000
Fairfax County Economic Development Authority RB (Smithsonian Institute Project) Series 2006A VRDN (Bank of America N.A. LOC),
0.30%, 1/07/10(a)	1,400	1,400,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005C-1 VRDN (JPMorgan Chase Bank SBPA),
0.20%, 1/04/10(a)	1,400	1,400,000
Greater Richmond Convention Center Authority Hotel Tax RB (Convention Center Expansion Project) Series 2000 MB,
6.12%, 6/15/10	1,500	1,553,534
Hampton Redevelopment & Housing Authority RB (Multi-Family Housing Project) Series 1998 VRDN (Fannie Mae Insurance & Fannie Mae Liquidity Facility),
0.24%, 1/07/10(a)	1,225	1,225,000
Hanover County IDA Residential Care Facility RB (Covenant Woods Project) Series 1999 VRDN (Branch Banking & Trust Co. LOC),
0.24%, 1/07/10(a)	500	500,000
Henrico County Water & Sewer RB Series 2007 ROC-RR-II-R-753PB VRDN (PB Capital Corp. Liquidity Facility),
0.25%, 1/07/10(a)(b)(c)	1,195	1,195,000
Loudon County GO (Public Improvement Project) Series 2001B MB (State Aid Withholding Insurance),
5.25%, 1/01/11	500	529,310
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003B VRDN,
0.20%, 1/07/10(a)	100	100,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.22%, 1/07/10(a)	100	100,000
Newport News IDRB (CNU Warwick LLC Student Apartments Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.25%, 1/07/10(a)	200	200,000
Norfolk Redevelopment & Housing Authority RB (Harbor’s Edge Project) Series 2004B VRDN (HSH Nordbank A.G. LOC),
0.45%, 1/07/10(a)	3,700	3,700,000
Norfolk Redevelopment & Housing Authority RB (Old Dominion University Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.26%, 1/04/10(a)	3,820	3,820,000
Richmond IDA RB (Crow-Klein Project) Series 1987A VRDN (Wachovia Bank N.A. LOC),
0.50%, 1/07/10(a)	2,020	2,020,000
Stafford County & Staunton IDA RB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC),
0.21%, 1/07/10(a)	2,235	2,235,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC),
0.24%, 1/07/10(a)	600	600,000
Virginia College Building Authority Educational Facilities RB (21st Century College Program) Series 2004B MB,
5.00%, 2/01/10	1,450	1,455,481
Virginia College Building Authority Educational Facilities RB (Shenandoah University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.28%, 1/04/10(a)	700	700,000
Virginia Port Authority RB Series 2009 BAN,
2.00%, 5/18/10	3,800	3,821,615
Virginia Public Building Authority RB Series 2005D VRDN (Dexia Bank SBPA),
0.30%, 1/07/10(a)	2,200	2,200,000
Virginia Resources Authority Clean Water RB Municipal Trust Receipts Floaters Series 2007-1860 VRDN (Wells Fargo Bank N.A. LOC),
0.23%, 1/07/10(a)(b)(c)	1,715	1,715,000
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B VRDN (Branch Banking & Trust Co. LOC),
0.24%, 1/07/10(a)	200	200,000

		40,638,286

Puerto Rico — 16.0%
Commonwealth of Puerto Rico GO Series 2004B-4 VRDN (Dexia Credit Local SBPA),
0.40%, 1/07/10(a)	3,500	3,500,000
Commonwealth of Puerto Rico GO Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.40%, 1/07/10(a)(b)	4,300	4,300,000

		7,800,000

Total Investments (Cost — $48,438,286*) — 99.6%		48,438,286
Other Assets in Excess of Liabilities — 0.4%		173,275

Net Assets — 100.0%		$48,611,561

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

20	DECEMBER 31, 2009

Schedule of Investments (concluded)	BlackRock Virginia Municipal Money Market Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$48,438,286
Level 3	—

Total	$48,438,286

[1]	See above Schedule of Investments for values in the state or political subdivision.

DECEMBER 31, 2009	21

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: February 23, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: February 23, 2010